Significant Accounting Policies: Basic and Diluted Loss Per Share, Policy (Policies)	12 Months Ended
Dec. 31, 2013
Policies
Basic and Diluted Loss Per Share, Policy

Basic and Diluted Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted average number of shares of common stock outstanding during the periods presented. Diluted net loss per common share is computed using the weighted average number of common shares outstanding for the period, and, if dilutive, potential common shares outstanding during the period. Potential common shares consist of the incremental common shares issuable upon the exercise of stock options, stock warrants, convertible preferred stock or other common stock equivalents. Options to purchase 1,011,290, 960,761 and 607,791 common shares and warrants to purchase 25,632,407, 19,807,876 and 16,020,366 common shares were outstanding at December 31, 2013, 2012 and 2011, respectively, but were not included in the computation of diluted loss per share because the effects would have been anti-dilutive. These options and warrants may dilute future earnings per share.